Financial investments - Summary of financial assets classified by contractual maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	S/ 17,229,401	S/ 18,253,505
Investments at fair value through other comprehensive income [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	1,610,691	1,597,490
Investments at fair value through other comprehensive income [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	152,533	185,274
Investments at fair value through other comprehensive income [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	1,160,014	1,126,012
Investments at fair value through other comprehensive income [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	2,329,056	2,418,557
Investments at fair value through other comprehensive income [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	11,464,223	12,302,454
Investments at fair value through other comprehensive income [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	512,884	623,718
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,231,139	3,225,174
Investments at amortized cost [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	0	0
Investments at amortized cost [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	494,872	0
Investments at amortized cost [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	640,314	1,143,436
Investments at amortized cost [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	443,799	456,784
Investments at amortized cost [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	1,652,154	1,624,954
Investments at amortized cost [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	S/ 0	S/ 0